Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date
The fair values of the identifiable assets and liabilities assumed as at the dates of acquisition were:

	Note	Digital Gaming Corporation Limited as at January 1, 2023 € '000s	SportCC ApS as at August 1, 2023 € '000s	15 Marketing Limited as at November 1, 2023 € '000s	Total € '000s
Assets
Property, plant and equipment	12	4,113	—	698	4,811
Customer databases	10	5,733	—	—	5,733
Licenses	10	32,574	—	—	32,574
Acquired technology	10	21,546	—	—	21,546
Income tax receivables		—	—	88	88
Right-of-use assets	13	2,117	—	2,078	4,195
Deferred tax assets		263	—	—	263
Trade and other receivables		11,572	402	4,300	16,274
Cash and cash equivalents		7,701	211	366	8,278
		85,619	613	7,530	93,762
Liabilities
Lease liabilities	13	(2,227)	—	(2,140)	(4,367)
Interest-bearing loans and borrowings		(120,989)	(3)	—	(120,992)
Trade and other payables		(23,503)	(374)	(2,969)	(26,846)
Customer liabilities		(2,577)	—	—	(2,577)
Deferred tax liabilities		(17)	—	(127)	(144)
Income tax payables		(3,475)	(7)	—	(3,482)
		(152,788)	(384)	(5,236)	(158,408)

Net identifiable assets (liabilities) acquired		(67,169)	229	2,294	(64,646)
Goodwill	10	78,872	9,303	—	88,175
Bargain purchase arising on acquisition		—	—	(209)	(209)
Purchase consideration		11,703	9,532	2,085	23,320

Summary of Major Class of Consideration Transferred at Fair Value as of Acquisition Date
The following table summarizes the acquisition date preliminary fair value of each major class of consideration transferred:

	Cash paid € '000s	Fair value of option € '000s	Deferred and contingent consideration € '000s	Total consideration transferred € '000s
Digital Gaming Corporation Limited	11,703	—	—	11,703
SportCC ApS	6,844	2,059	629	9,532
15 Marketing Limited	—	—	2,085	2,085
	18,547	2,059	2,714	23,320

Summary of Cash Flow on Acquisition
The following table summarizes the net cash flows on acquisition:

	Cash paid € '000s	Net cash acquired with the subsidiaries € '000s	Net cash flow on acquisition € '000s
Digital Gaming Corporation Limited	(11,703)	7,701	(4,002)
SportCC ApS	(6,844)	211	(6,633)
15 Marketing Limited	—	366	366
	(18,547)	8,278	(10,269)